AlphaMark Actively Managed Small Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 100.3%
	Basic Materials — 1.3%
5,087	Commercial Metals Company	$254,554
4,051	Worthington Steel, Inc. (a)	113,833
		368,387
	Communications — 3.0%
3,038	InterDigital, Inc.	329,744
17,455	TEGNA, Inc.	267,062
3,961	Ziff Davis, Inc. (a)	266,140
		862,946
	Consumer, Cyclical — 14.0%
5,562	Academy Sports & Outdoors, Inc.	367,092
14,956	American Eagle Outfitters, Inc.	316,469
948	Cavco Industries, Inc. (a)	328,596
5,494	KB Home	343,155
2,596	LGI Homes, Inc. (a)	345,683
3,043	M/I Homes, Inc. (a)	419,143
6,159	MDC Holdings, Inc.	340,285
2,073	Meritage Homes Corporation	361,117
6,078	Rush Enterprises, Inc. - Class A	305,723
4,035	Skyline Champion Corporation (a)	299,639
7,713	Steven Madden, Ltd.	323,946
9,212	Tri Pointe Homes, Inc. (a)	326,105
		4,076,953
	Consumer, Non-cyclical — 6.9%
5,557	Adtalem Global Education, Inc. (a)	327,585
16,440	Dynavax Technologies Corporation (a)	229,831
6,444	EVERTEC, Inc.	263,817
2,260	Helen of Troy, Ltd. (a)	273,031
8,579	Inmode, Ltd. (a)	190,797
5,060	Korn Ferry	300,311
24,036	StoneCo, Ltd. - Class A (a)	433,368
		2,018,740
	Energy — 16.4%
997	Alpha Metallurgical Resources, Inc.	337,903
1,599	Arch Resources, Inc.	265,338
4,615	California Resources Corporation	252,348
7,355	ChampionX Corporation	214,840
1,568	Chord Energy Corporation	260,649
3,477	Civitas Resources, Inc.	237,757
11,134	CNX Resources Corporation (a)	222,680
2,444	CONSOL Energy, Inc.	245,695
6,339	Helmerich & Payne, Inc.	229,599
11,243	Magnolia Oil & Gas Corporation - Class A	239,363
4,518	Matador Resources Company	256,893
5,751	Murphy Oil Corporation	245,338
7,459	Par Pacific Holdings, Inc. (a)	271,284
19,843	Patterson-UTI Energy, Inc.	214,304
5,267	PBF Energy, Inc. - Class A	231,537
10,133	Peabody Energy Corporation	246,435
19,198	Permian Resources Corporation	261,093
6,656	SM Energy Company	257,720
4,879	Warrior Met Coal, Inc.	297,473
		4,788,249
	Financial — 42.4% (b)
4,535	American Equity Investment Life Holding Company (a)	253,053
6,394	Ameris Bancorp	339,202
16,163	Apple Hospitality REIT, Inc.	268,467
6,736	Artisan Partners Asset Management, Inc. - Class A	297,596
14,362	Associated Banc-Corporation	307,203
8,398	Atlantic Union Bankshares Corporation	306,863
6,379	Axos Financial, Inc. (a)	348,294
2,787	BancFirst Corporation	271,259
11,482	Cadence Bank	339,752
7,045	Cathay General Bancorp	313,996
5,722	Community Bank System, Inc.	298,173
14,513	CVB Financial Corporation	293,017
19,859	Eastern Bankshares, Inc.	281,998
12,721	Equity Commonwealth	244,243
5,100	Essent Group, Ltd.	268,974
17,608	First BanCorp	289,652
12,230	First Financial Bancorp	290,463
9,921	First Financial Bankshares, Inc.	300,606
9,837	First Interstate BancSystem, Inc. - Class A	302,488
19,714	Fulton Financial Corporation	324,492
8,246	Glacier Bancorp, Inc.	340,726
6,836	Hancock Whitney Corporation	332,161
11,364	Home BancShares, Inc.	287,850
4,989	Independent Bank Corporation	328,326
3,358	Innovative Industrial Properties, Inc.	338,554
6,647	Jackson Financial, Inc. - Class A	340,326
28,042	LXP Industrial Trust	278,177
4,374	Mr Cooper Group, Inc. (a)	284,835
8,868	NMI Holdings, Inc. - Class A (a)	263,202
11,227	Pacific Premier Bancorp, Inc.	326,818
3,104	PJT Partners, Inc. - Class A	316,204
9,191	Radian Group, Inc.	262,403
4,483	ServisFirst Bancshares, Inc.	298,702
14,490	Simmons First National Corporation - Class A	287,482
3,608	SouthState Corporation	304,696
4,124	Texas Capital Bancshares, Inc. (a)	266,534
3,964	UMB Financial Corporation	331,192
8,740	United Bankshares, Inc.	328,187
9,524	United Community Banks, Inc.	278,672
30,022	Valley National Bancorp	326,039
6,602	WSFS Financial Corporation	303,230
		12,364,107
	Industrial — 14.1%
2,480	Advanced Energy Industries, Inc.	270,122
2,480	ArcBest Corporation	298,121
1,716	Atkore, Inc. (a)	274,560
2,429	Boise Cascade Company	314,215
5,169	Cactus, Inc. - Class A	234,673
1,371	Encore Wire Corporation	292,846
1,993	EnPro Industries, Inc.	312,383
3,433	Forward Air Corporation	215,833
3,632	Gibraltar Industries, Inc. (a)	286,855
3,073	Hub Group, Inc. - Class A (a)	282,532
2,694	Matson, Inc.	295,262
4,727	Scorpio Tankers, Inc.	287,402
4,629	Terex Corporation	265,982
10,024	Vishay Intertechnology, Inc.	240,275
4,051	Worthington Enterprises, Inc.	233,135
		4,104,196
	Technology — 2.2%
11,521	ACI Worldwide, Inc. (a)	352,542
5,112	Kulicke & Soffa Industries, Inc.	279,729
		632,271
	TOTAL COMMON STOCKS (Cost $26,403,881)	29,215,849

	TOTAL INVESTMENTS (Cost $26,403,881) — 100.3%	29,215,849
	Liabilities in Excess of Other Assets — (0.3)%	(96,476)
	NET ASSETS — 100.0%	$29,119,373

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

AlphaMark Actively Managed Small Cap ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$29,215,849	$–	$–	$29,215,849
Total Investments in Securities	$29,215,849	$–	$–	$29,215,849

(a) See Schedule of Investments for further disaggregation of investment categories. For the period ended December 31, 2023, the Fund did not recognize any transfers to or from Level 3.